Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Financial Costs [Abstract]
Amortization and write-off of deferred finance charges	$ 213,502	$ 810,000	$ 888,523
Other finance charges (including $0, $417,623 and $1,003,624 to related parties for the year ended December 31, 2023, 2024 and 2025, respectively, Note 4(a))	1,716,812	1,227,110	544,325
Total	4,971,728	6,086,355	11,259,643
Nonrelated Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt and financial liabilities	1,269,578	3,685,040	9,826,795
Related Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt and financial liabilities	1,771,836	364,205	0
Other finance charges (including $0, $417,623 and $1,003,624 to related parties for the year ended December 31, 2023, 2024 and 2025, respectively, Note 4(a))	1,003,624	417,623	0
Total	$ 2,775,459	$ 781,828	$ 0